Portfolio of Investments
Columbia Mid Cap Growth Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 1.6%
Zynga, Inc., Class A(a)	2,950,000	26,992,500
Total Communication Services		26,992,500
Consumer Discretionary 15.1%
Distributors 1.8%
Pool Corp.	113,260	30,469,205
Hotels, Restaurants & Leisure 4.2%
Chipotle Mexican Grill, Inc.(a)	43,800	43,971,258
Domino’s Pizza, Inc.	74,063	28,576,468
Total		72,547,726
Household Durables 1.4%
NVR, Inc.(a)	7,600	24,484,236
Specialty Retail 7.7%
AutoZone, Inc.(a)	26,000	29,844,360
O’Reilly Automotive, Inc.(a)	86,385	36,043,278
Tractor Supply Co.	375,767	45,851,089
Ulta Beauty, Inc.(a)	81,312	19,840,941
Total		131,579,668
Total Consumer Discretionary		259,080,835
Financials 2.5%
Banks 0.9%
SVB Financial Group(a)	74,650	16,031,087
Capital Markets 1.6%
Raymond James Financial, Inc.	393,842	27,285,374
Total Financials		43,316,461
Health Care 27.4%
Biotechnology 6.6%
Exact Sciences Corp.(a)	395,904	34,000,236
Immunomedics, Inc.(a)	487,605	16,378,652
Sarepta Therapeutics, Inc.(a)	187,652	28,573,770
Seattle Genetics, Inc.(a)	219,507	34,508,695
Total		113,461,353
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 11.2%
Align Technology, Inc.(a)	115,678	28,412,830
Hill-Rom Holdings, Inc.	163,600	16,633,212
IDEXX Laboratories, Inc.(a)	96,144	29,696,959
Masimo Corp.(a)	135,550	32,557,755
ResMed, Inc.	198,671	31,950,270
STERIS PLC	171,031	28,372,333
Varian Medical Systems, Inc.(a)	195,078	23,680,518
Total		191,303,877
Health Care Providers & Services 3.3%
Encompass Health Corp.	504,709	36,969,934
Laboratory Corp. of America Holdings(a)	109,654	19,224,539
Total		56,194,473
Life Sciences Tools & Services 6.3%
Bio-Rad Laboratories, Inc., Class A(a)	53,200	26,138,224
Bio-Techne Corp.	80,975	21,442,180
Mettler-Toledo International, Inc.(a)	45,369	36,068,355
Pra Health Sciences, Inc.(a)	234,200	24,239,700
Total		107,888,459
Total Health Care		468,848,162
Industrials 16.2%
Aerospace & Defense 1.6%
BWX Technologies, Inc.	426,984	26,716,389
Building Products 2.9%
Allegion PLC	257,797	25,702,361
Lennox International, Inc.	114,785	24,545,624
Total		50,247,985
Commercial Services & Supplies 3.1%
Copart, Inc.(a)	276,511	24,717,319
Rollins, Inc.	672,999	28,131,358
Total		52,848,677
Electrical Equipment 0.9%
Generac Holdings, Inc.(a)	143,300	15,944,991
Columbia Mid Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.0%
Donaldson Co., Inc.	427,620	20,290,569
IDEX Corp.	148,300	23,634,571
Toro Co. (The)	336,355	23,904,750
Total		67,829,890
Professional Services 2.3%
CoStar Group, Inc.(a)	60,059	39,446,751
Road & Rail 1.4%
Old Dominion Freight Line, Inc.	137,400	23,507,766
Total Industrials		276,542,449
Information Technology 32.6%
Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp., Class A	296,000	28,581,760
CDW Corp.	251,087	27,848,059
Total		56,429,819
IT Services 7.6%
Booz Allen Hamilton Holdings Corp.	381,505	30,428,839
EPAM Systems, Inc.(a)	141,585	32,655,165
GoDaddy, Inc., Class A(a)	513,265	39,649,721
Jack Henry & Associates, Inc.	150,183	27,162,097
Total		129,895,822
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.(a)	834,825	44,913,585
Lam Research Corp.	99,294	27,173,789
Teradyne, Inc.	454,778	30,479,222
Total		102,566,596
Software 15.7%
Alteryx, Inc., Class A(a)	218,087	31,391,443
ANSYS, Inc.(a)	158,351	44,813,333
Cadence Design Systems, Inc.(a)	331,777	30,287,922
DocuSign, Inc.(a)	222,819	31,136,727
Common Stocks (continued)
Issuer	Shares	Value ($)
j2 Global, Inc.(a)	300,535	23,531,890
ServiceNow, Inc.(a)	49,000	19,008,570
Synopsys, Inc.(a)	165,000	29,850,150
Tyler Technologies, Inc.(a)	64,270	24,121,174
Zscaler, Inc.(a)	343,500	33,693,915
Total		267,835,124
Total Information Technology		556,727,361
Materials 2.0%
Chemicals 0.9%
Celanese Corp., Class A	175,970	15,821,463
Containers & Packaging 1.1%
Avery Dennison Corp.	163,000	18,039,210
Total Materials		33,860,673
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
Americold Realty Trust	578,000	20,640,380
Total Real Estate		20,640,380
Total Common Stocks (Cost $1,270,949,725)		1,686,008,821

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	28,824,751	28,827,633
Total Money Market Funds (Cost $28,817,411)		28,827,633
Total Investments in Securities (Cost: $1,299,767,136)		1,714,836,454
Other Assets & Liabilities, Net		(5,852,052)
Net Assets		1,708,984,402

2	Columbia Mid Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	11,701,929	426,476,440	(409,360,958)	10,222	28,827,633	(19,356)	370,062	28,824,751
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Growth Fund | Quarterly Report 2020	3